Share-Based Compensation - Summary of The Option Activities (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands					1 Months Ended		12 Months Ended
	Apr. 19, 2021 shares	Jan. 01, 2020 USD ($) $ / shares shares	Sep. 01, 2019 shares	Aug. 23, 2019 shares	May 31, 2022 shares	May 31, 2021 shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Executive officer
Share-Based Compensation
Number of options, Granted	785,917
Number of options, Canceled						2,187,287
Non Employees
Share-Based Compensation
Number of options, Granted	1,047,890
Number of options, Canceled					723,738
Aggregate intrinsic value, Exercised							$ 157	¥ 1,084
Employees
Share-Based Compensation
Number of options, Exercised					(1,233,027)
Aggregate intrinsic value, Exercised									$ 29	¥ 199
2019 Plan | Former Shareholders
Share-Based Compensation
Number of options, Granted				583,277
Number of options, Exercised									(583,277)	(583,277)
2019 Plan | Executive officer
Share-Based Compensation
Number of options, Granted		243,032	2,187,287
2019 Plan | Non Employees
Share-Based Compensation
Number of options, Beginning balance		2,382,344					2,391,894	2,391,894	2,418,883	2,418,883	2,382,344
Number of options, Granted				2,382,344					1,047,890	1,047,890	36,539
Number of options, Canceled							(723,738)	(723,738)
Number of options, Exercised							(367,462)	(367,462)	(1,074,879)	(1,074,879)
Number of options, Ending balance							1,300,694	1,300,694	2,391,894	2,391,894	2,418,883	2,382,344
Number of options, vested and Expected to vest							1,300,694	1,300,694
Number of options, Exercisable							1,096,566	1,096,566
Weighted Average Exercise price, Beginning balance | $ / shares		$ 0.20					$ 0.0001		$ 0.21		$ 0.20
Weighted Average Exercise price, Granted | $ / shares									0.0001		0.21
Weighted Average Exercise price, Canceled | $ / shares							0.0001
Weighted Average Exercise price, Exercised | $ / shares							0.0001		0.46
Weighted Average Exercise price, Ending balance | $ / shares							0.0001		0.0001		0.21	$ 0.20
Weighted average grant date fair value, Beginning balance | $ / shares		$ 5.19					5.12		5.24		5.19
Weighted average grant date fair value, Granted | $ / shares									4.86		8.53
Weighted average grant date fair value, Canceled | $ / shares							5.32
Weighted average grant date fair value, Exercised | $ / shares							4.86		5.13
Weighted average grant date fair value, Ending balance | $ / shares							$ 5.08		$ 5.12		$ 5.24	$ 5.19
Aggregate intrinsic value, Beginning balance | $		$ 11,762					$ 2,655		$ 17,748		$ 11,762
Aggregate intrinsic value, Ending balance | $							$ 556		$ 2,655		$ 17,748	$ 11,762
Weighted average remaining contractual term							7 years 2 months 12 days	7 years 2 months 12 days	8 years	8 years	8 years	9 years
2019 Plan | Employees
Share-Based Compensation
Number of options, Beginning balance		5,583,659					2,689,206	2,689,206	5,933,032	5,933,032	5,583,659
Number of options, Granted				3,396,372					785,917	785,917	349,373
Number of options, Canceled									(2,187,287)	(2,187,287)
Number of options, Exercise withdrawl							1,233,027	1,233,027
Number of options, Exercised							(127,580)	(127,580)	(1,842,456)	(1,842,456)
Number of options, Ending balance							3,794,653	3,794,653	2,689,206	2,689,206	5,933,032	5,583,659
Number of options, vested and Expected to vest							3,794,653	3,794,653
Number of options, Exercisable							3,485,968	3,485,968
Weighted Average Exercise price, Beginning balance | $ / shares		$ 0.07					$ 0.06		$ 0.08		$ 0.07
Weighted Average Exercise price, Granted | $ / shares									0.0001		0.21
Weighted Average Exercise price, Canceled | $ / shares									0.0001
Weighted Average Exercise price, Exercised | $ / shares							0.20		0.17
Weighted Average Exercise price, Exercise withdrawl | $ / shares							0.15
Weighted Average Exercise price, Ending balance | $ / shares							0.05		0.06		0.08	$ 0.07
Weighted average grant date fair value, Beginning balance | $ / shares		$ 5.18					5.30		5.29		5.18
Weighted average grant date fair value, Granted | $ / shares									4.86		6.98
Weighted average grant date fair value, Canceled | $ / shares									5.14
Weighted average grant date fair value, Exercised | $ / shares							6.17		5.46
Weighted average grant date fair value, Exercise withdrawl | $ / shares							5.13
Weighted average grant date fair value, Ending balance | $ / shares							$ 5.22		$ 5.30		$ 5.29	$ 5.18
Aggregate intrinsic value, Beginning balance | $		$ 28,302					$ 2,822		$ 41,992		$ 28,302
Aggregate intrinsic value, Ending balance | $							$ 1,300		$ 2,822		$ 41,992	$ 28,302
Weighted average remaining contractual term							6 years 3 months 18 days	6 years 3 months 18 days	7 years 6 months	7 years 6 months	8 years 1 month 6 days	9 years